Performance Management - LS Opportunity Fund	Jun. 26, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns for the one-year, five-year, and ten-year periods compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns for the one-year, five-year, and ten-year periods compare over time to those of a broad-based securities market index.
Bar Chart [Heading]	Annual Total Return (years ended December 31st)
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the highest return for a quarter was 8.86% during the quarter ended December 31, 2020 and the lowest return for a quarter was (13.10%) during the quarter ended March 31, 2020. The year to date return as of March 31, 2026 was (0.55%).

Year to Date Return, Label [Optional Text]	The year to date return
Bar Chart, Year to Date Return	(0.55%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	8.86%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(13.10%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for the periods ending December 31, 2025:
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
LS Opportunity Fund	1 Year	5 Years	10 Years
Return Before Taxes	3.86%	6.35%	7.05%
Return After Taxes on Distributions	2.66%	5.58%	6.44%
Return After Taxes on Distributions and Sale of Fund Shares	3.02%	4.88%	5.60%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Current performance data may be obtained by calling (877) 336-6763. Performance data current to the most recent month end may be obtained from the Fund’s website at www.longshortadvisors.com.

Performance Availability Website Address [Text]	www.longshortadvisors.com
Performance Availability Phone [Text]	(877) 336-6763